Earnings per Share (Tables)	3 Months Ended
Mar. 31, 2012
Earnings per Share [Abstract]
Reconciliation of basic earnings per share to diluted earnings per share for income from continuing operations

	Three Months Ended March 31,
	2012	2011
Income from continuing operations	$129	$29

Weighted average common shares for basic earnings per share	192	187
Effect of dilutive stock options and restricted stock awards	5	7

Weighted average common shares for diluted earnings per share	197	194

Basic earnings per share	$0.67	$0.16

Diluted earnings per share	$0.65	$0.15